Document and Entity Information	Apr. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2023
Entity Registrant Name	MAIA Biotechnology, Inc.
Entity Central Index Key	0001878313
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-41455
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1495913
Entity Address, Address Line One	444 West Lake Street, Suite 1700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	416-8592
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security12b Title	Common Stock
Trading Symbol	MAIA
Security Exchange Name	NYSEAMER